UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 106.2%
	SHARES	VALUE
Consumer Products - 5.6%
Apparel and Shoes - 2.4%
Delta Apparel	129,300	$2,522,643
Hartmarx Corporation a	70,000	473,900
Kleinert’s a,c	14,200	0
Jos. A. Bank Clothiers a,b	3,100	92,876
Steven Madden a	21,750	853,470
Shoe Pavilion a	146,000	1,065,800
Stride Rite	10,000	139,600
Weyco Group	120,000	2,684,400

		7,832,689

Collectibles - 0.4%
Topps Company (The)	148,500	1,330,560

Food/Beverage/Tobacco - 0.3%
Green Mountain Coffee Roasters a,b	25,600	942,080
Nutrition 21 a,b	20,000	34,200

		976,280

Home Furnishing and Appliances - 0.3%
American Technology a,b	41,000	156,620
Lifetime Brands	42,054	778,840

		935,460

Publishing - 0.1%
Educational Development	10,600	72,080

Sports and Recreation - 0.8%
Monaco Coach	142,400	1,586,336
National R.V. Holdings a	31,800	110,346
Orange 21 a	7,400	36,038
Sturm, Ruger & Company a	95,000	735,300

		2,468,020

Other Consumer Products - 1.3%
Burnham Holdings Cl. A	79,500	1,367,400
Cobra Electronics	10,000	85,000
Cross (A. T.) Company Cl. A a	100,000	636,000
JAKKS Pacific a	25,000	445,750
Lazare Kaplan International a	151,700	1,486,660
Sonic Solutions a,b	4,000	60,960

		4,081,770

Total		17,696,859

Consumer Services - 7.0%
Direct Marketing - 0.3%
Dover Saddlery a	9,500	68,495
FTD Group a	55,000	849,750
ValueVision Media Cl. A a,b	5,000	57,950

		976,195

Leisure and Entertainment - 0.3%
FortuNet a,b	9,600	97,920
IMAX Corporation a,b	25,000	122,250
Multimedia Games a	5,000	45,400
New Frontier Media a	50,000	412,500
Progressive Gaming International a	9,500	77,900
Singing Machine Company (The) a,b	5,000	1,450
TiVo a,b	20,000	151,800

		909,220

Media and Broadcasting - 0.2%
Outdoor Channel Holdings a,b	69,750	759,578

Restaurants and Lodgings - 0.3%
Benihana Cl. A a	800	23,200
California Pizza Kitchen a,b	2,100	62,853
Champps Entertainment a	10,000	60,800
Famous Dave’s of America a	54,670	830,984

		977,837

Retail Stores - 5.6%
A.C. Moore Arts & Crafts a	47,600	905,828
America’s Car-Mart a,b	172,000	2,829,400
Buckle (The)	25,500	967,470
Cache a	3,200	57,248
Casual Male Retail Group a	2,000	27,460
Cato Corporation Cl. A	71,850	1,574,234
Cost Plus a,b	45,077	539,572
Deb Shops	19,900	510,236
Fred’s Cl. A a	7,500	94,650
La Senza Corporation	99,900	2,848,412
PriceSmart a,b	90,000	1,359,000
Shoe Carnival a	11,000	277,420
Stein Mart	148,900	2,264,769
United Retail Group a	60,600	1,107,768
West Marine a,b	142,000	1,988,000
Wet Seal (The) Cl. A a,b	51,900	318,666
Wild Oats Markets a	3,000	48,510

		17,718,643

Other Consumer Services - 0.3%
Ambassadors Group	15,000	424,200
Ambassadors International	6,100	192,699
Autobytel a,b	20,000	58,600
Cash America International	2,000	78,160
Escala Group a,b	26,000	141,440

		895,099

Total		22,236,572

Diversified Investment Companies - 1.9%
Closed-End Mutual Funds - 1.9%
ASA Bermuda	73,300	4,178,100
Brantley Capital a	56,100	100,980
Central Fund of Canada Cl. A a	207,000	1,740,870

Total		6,019,950

Financial Intermediaries - 9.0%
Banking - 2.8%
Abigail Adams National Bancorp	160,500	2,166,750
Arrow Financial	14,752	374,102
Bancorp (The) a,b	51,380	1,309,676
First National Lincoln	40,200	680,184
FirstBank NW	9,860	274,502
Lakeland Financial	45,000	1,057,950
Meta Financial Group	44,800	1,102,080
Peapack-Gladstone Financial	25,800	631,326
Queen City Investments a	948	857,940
Quest Capital	30,000	75,151
Sterling Bancorp	22,869	449,605

		8,979,266

Insurance - 2.4%
American Safety Insurance Holdings a	20,000	366,000
First Acceptance a	258,405	2,969,073
Independence Holding	33,534	729,700
NYMAGIC	65,400	2,073,180
Navigators Group a,b	17,200	825,772
Wellington Underwriting	444,712	759,799

		7,723,524

Real Estate Investment Trusts - 0.7%
Capstead Mortgage	154,900	1,336,787
Opteum Cl. A	99,000	796,950

		2,133,737

Securities Brokers - 1.4%
First Albany Companies a	95,000	399,000
International Assets Holding a,b	111,200	2,596,520
Sanders Morris Harris Group	21,000	262,710
Stifel Financial a,b	21,233	673,935
Thomas Weisel Partners Group a,b	6,500	104,325
Tradestation Group a,b	30,000	452,100

		4,488,590

Other Financial Intermediaries - 1.7%
Electronic Clearing House a	20,000	360,000
MVC Capital	211,200	2,737,152
MarketAxess Holdings a,b	123,700	1,295,139
NGP Capital Resources Company	58,600	854,974

		5,247,265

Total		28,572,382

Financial Services - 2.5%
Insurance Brokers - 0.1%
Crawford & Company Cl. A	50,000	299,500

Investment Management - 1.9%
ADDENDA Capital	78,000	1,657,347
Epoch Holding Corporation a	218,300	1,440,780
Hennessy Advisors	16,500	409,200
Highbury Financial a,b	317,200	1,769,976
Highbury Financial (Warrants) a	634,400	564,616
Rockwater Capital a	50,000	310,892

		6,152,811

Other Financial Services - 0.5%
Chardan North China Acquisition a,b	102,600	897,750
Chardan North China Acquisition (Warrants) a	148,000	544,640
MicroFinancial	10,000	32,600

		1,474,990

Total		7,927,301

Health - 15.7%
Commercial Services - 2.1%
First Consulting Group a	274,700	2,678,325
PAREXEL International a,b	121,400	4,017,126

		6,695,451

Drugs and Biotech - 5.3%
Allos Therapeutics a,b	233,600	880,672
Alnylam Pharmaceuticals a,b	3,000	43,230
AnorMED a	120,600	1,525,590
Antigenics a,b	70,000	108,500
Axonyx a	50,000	45,000
Barrier Therapeutics a,b	11,300	72,998
Cambrex Corporation	16,000	331,360
Caraco Pharmaceutical Laboratories a,b	144,250	1,465,580
Cardiome Pharma a,b	25,600	295,680
Cell Genesys a	58,000	265,060
Cerus Corporation a,b	112,200	622,710
CollaGenex Pharmaceuticals a,b	25,000	324,750
Cytokinetics a,b	5,000	32,150
Dendreon Corporation a,b	12,700	56,769
Draxis Health a	15,000	65,700
Durect Corporation a	44,100	180,810
DUSA Pharmaceuticals a,b	36,700	153,406
Dyax Corporation a,b	15,000	49,950
Emisphere Technologies a,b	163,200	1,379,040
Encysive Pharmaceuticals a,b	6,500	27,950
Gene Logic a	234,479	363,442
Genitope Corporation a,b	271,700	793,364
Halozyme Therapeutics a,b	20,000	53,000
Hi-Tech Pharmacal a	81,930	1,035,595
Idenix Pharmaceuticals a	5,000	48,500
ImmunoGen a,b	44,000	155,760
Infinity Pharmaceuticals a	8,750	118,125
Lannett Company a	91,400	484,420
Mannkind Corporation a,b	42,000	798,000
Maxygen a	5,000	41,550
Micromet a,b	14,333	38,269
Momenta Pharmaceuticals a	65,000	878,800
Myriad Genetics a,b	25,000	616,250
Nabi Biopharmaceuticals a,b	5,000	28,900
Nastech Pharmaceutical Company a,b	2,700	41,202
Neurogen Corporation a	30,000	202,200
Oncolytics Biotech a,b	41,000	111,520
Orchid Cellmark a	78,000	180,960
Origin Agritech a	60,900	740,544
Pharmacyclics a	98,000	476,280
Pharmanet Development Group a,b	25,000	485,750
Sangamo BioSciences a,b	10,000	55,600
Senesco Technologies a,b	25,000	29,000
Tercica a,b	69,800	372,034
Theragenics Corporation a	145,800	419,904
Trimeris a,b	30,000	264,000

		16,759,874

Health Services - 2.1%
ATC Healthcare Cl. A a	35,000	14,350
Albany Molecular Research a	40,000	374,400
Bio-Imaging Technologies a	42,400	179,352
Covalent Group a	25,000	80,000
Gentiva Health Services a	23,000	378,120
HMS Holdings a	11,900	150,178
Healthcare Services Group	2,800	70,448
Health Grades a,b	100,000	438,000
Hooper Holmes a	88,600	298,582
Horizon Health a	50,000	763,500
MedCath Corporation a,b	18,000	541,620
Mediware Information Systems a	55,000	432,850
National Medical Health Card Systems a,b	54,000	839,700
On Assignment a	41,100	403,191
Quovadx a	5,000	13,050
RehabCare Group a	22,000	288,200
Res-Care a	32,000	642,880
Sun Healthcare Group a,b	51,000	547,740
U.S. Physical Therapy a	10,000	119,200

		6,575,361

Medical Products and Devices - 6.0%
Adeza Biomedical a	23,200	380,712
Allied Healthcare Products a	255,800	1,340,392
AngioDynamics a	14,000	289,940
Anika Therapeutics a	24,000	319,920
Bruker BioSciences a	187,200	1,312,272
Caliper Life Sciences a	52,400	255,712
Cardiac Science a	29,947	221,608
CONMED Corporation a	3,900	82,329
Cutera a,b	26,500	704,635
Del Global Technologies a	168,279	227,177
EPIX Pharmaceuticals a,b	32,666	135,237
Endologix a,b	10,500	42,105
Exactech a,b	114,100	1,558,606
IRIDEX Corporation a	43,600	381,500
Kensey Nash a,b	25,000	731,750
Langer a	7,100	27,335
Medical Action Industries a,b	83,500	2,245,315
Merit Medical Systems a	5,700	77,406
Microtek Medical Holdings a	79,520	278,320
Minrad International a	12,200	48,678
Molecular Devices a,b	25,500	471,495
NMT Medical a,b	12,000	185,400
Neurometrix a,b	26,500	503,765
Orthofix International a	28,000	1,273,160
OrthoLogic Corporation a,b	84,000	109,200
PLC Systems a	105,200	92,576
Possis Medical a	28,900	284,665
Shamir Optical Industry a	7,500	67,800
Sirona Dental Systems	25,000	823,250
STAAR Surgical a	5,000	37,600
Syneron Medical a,b	2,000	46,200
Synovis Life Technologies a,b	23,000	167,210
Urologix a,b	252,900	710,649
Utah Medical Products	42,300	1,342,179
Young Innovations	61,450	2,209,742

		18,985,840

Personal Care - 0.2%
CCA Industries	9,040	87,236
Helen of Troy a,b	20,000	351,200
Nature’s Sunshine Products	7,500	75,750
Nutraceutical International a	15,000	204,900

		719,086

Total		49,735,612

Industrial Products - 14.4%
Automotive - 0.9%
Fuel Systems Solutions a	6,500	82,680
LKQ Corporation a,b	11,400	250,458
Noble International	41,600	520,416
Safety Components International a,b	55,000	737,000
Spartan Motors	2,800	52,724
Strattec Security a	28,300	1,083,041
Wescast Industries Cl. A	12,900	143,801

		2,870,120

Building Systems and Components - 0.9%
Aaon	63,700	1,452,997
Craftmade International	25,500	436,815
Flanders Corporation a,b	1,500	12,840
LSI Industries	63,812	1,036,945
Modtech Holdings a	3,800	21,128
Southern Energy Homes a	11,600	97,672

		3,058,397

Construction Materials - 1.7%
Ash Grove Cement Company a	8,000	1,584,000
Monarch Cement	50,410	1,477,013
Synalloy Corporation a	161,000	2,263,660

		5,324,673

Industrial Components - 1.9%
American Superconducter a,b	67,000	620,420
Bel Fuse Cl. A	55,200	1,511,376
C & D Technologies b	53,000	376,300
Deswell Industries	105,300	1,118,286
Ladish Company a	10,000	288,800
Plug Power a,b	1,370	5,576
Powell Industries a,b	50,300	1,113,139
Tech/Ops Sevcon	76,200	527,304
II-VI a	20,000	498,400

		6,059,601

Machinery - 2.8%
Alamo Group	38,600	877,764
Astec Industries a,b	40,200	1,015,050
Baldwin Technology Company Cl. A a	45,000	260,550
Gehl Company a,b	16,300	436,514
Global Power Equipment Group a,c	47,400	23,700
Gorman-Rupp Company	3,375	110,363
Hardinge	97,000	1,290,100
Hurco Companies a,b	37,100	891,513
Keithley Instruments	14,000	178,500
LeCroy Corporation a	2,000	27,560
Lindsay Manufacturing	10,000	287,500
MTS Systems	10,000	323,400
Mueller (Paul) Company	9,650	357,050
Sun Hydraulics	38,950	798,865
Tennant Company	88,200	2,146,788

		9,025,217

Metal Fabrication and Distribution - 1.9%
Aleris International a	4,075	205,950
Encore Wire a,b	15,000	529,350
Harris Steel Group	50,000	1,288,302
Haynes International a	34,770	1,253,459
Insteel Industries	34,400	683,528
NN	114,300	1,352,169
Novamerican Steel a	3,500	116,900
Universal Stainless & Alloy Products a	29,230	657,675

		6,087,333

Paper and Packaging - 0.1%
Mod-Pac Corporation a	23,200	255,200

Pumps, Valves and Bearings - 0.3%
CIRCOR International	28,000	855,400

Specialty Chemicals and Materials - 1.9%
Aceto Corporation	402,119	2,830,918
American Vanguard	3,333	46,662
Balchem Corporation a	22,500	445,275
Hawkins	122,667	1,744,325
NuCo2 a,b	20,000	538,000
Park Electrochemical	10,000	316,800

		5,921,980

Textiles - 0.1%
Unifi a	100,000	240,000

Other Industrial Products - 1.9%
Basin Water a,b	7,800	63,882
Color Kinetics a,b	50,000	849,000
Distributed Energy Systems a	56,000	180,880
Eastern Company (The)	26,500	742,000
Maxwell Technologies a	15,300	311,202
Peerless Manufacturing a	42,200	1,084,540
Quixote Corporation	35,500	632,610
Raven Industries	73,000	2,190,730

		6,054,844

Total		45,752,765

Industrial Services - 12.5%
Advertising and Publishing - 0.5%
Greenfield Online a	20,000	207,800
MDC Partners Cl. A a	84,000	608,160
NetRatings a,b	50,000	711,500

		1,527,460

Commercial Services - 5.3%
Acacia Research-Acacia Technologies a	48,750	553,312
Acquicor Technology (Units) a	205,000	1,445,250
American Bank Note Holographics a	242,200	811,370
BB Holdings a	390,000	1,142,789
Carlisle Group a	151,000	265,761
CBIZ a,b	87,000	635,100
Clark	66,800	752,836
Collectors Universe	11,700	163,215
CorVel Corporation a	31,850	1,117,298
Exponent a	136,600	2,277,122
Geo Group (The) a,b	51,200	2,163,200
Kforce a	55,000	656,150
PDI a	15,000	174,300
RCM Technologies a	1,000	5,070
Renaissance Learning	2,365	33,843
SM&A a	31,300	191,243
Senomyx a,b	47,000	722,390
Services Acquisition Corporation International a,b	44,800	398,720
TRC Companies a,b	61,100	520,572
Volt Information Sciences a	35,200	1,251,360
Westaff a	362,500	1,482,625

		16,763,526

Engineering and Construction - 1.1%
Cavco Industries a,b	3,200	100,832
Comfort Systems USA	22,800	261,288
Devcon International a	21,700	127,596
Insituform Technologies Cl. A a,b	75,300	1,828,284
Nobility Homes	2,000	53,620
Skyline Corporation	32,100	1,226,541

		3,598,161

Food and Tobacco Processors - 1.4%
Cal-Maine Foods	50,000	331,500
Galaxy Nutritional Foods a	176,200	65,194
ML Macadamia Orchards L.P.	120,200	658,696
Omega Protein a,b	9,600	62,400
Seneca Foods Cl. A a	62,500	1,693,750
Seneca Foods Cl. B a	42,500	1,145,800
Sunopta a,b	51,480	544,144

		4,501,484

Industrial Distribution - 0.7%
Central Steel & Wire a	1,088	680,000
Elamex a	60,200	45,150
Lawson Products	19,500	817,440
Strategic Distribution a	59,690	744,334

		2,286,924

Printing - 0.9%
Bowne & Co.	66,500	949,620
Champion Industries	23,500	170,375
Courier Corporation	22,950	852,363
Ennis	9,700	210,005
Schawk	38,900	708,758

		2,891,121

Transportation and Logistics - 2.2%
Dynamex a,b	24,150	501,113
Forward Air	50,700	1,677,663
Frozen Food Express Industries a,b	92,000	698,280
MAIR Holdings a	8,600	49,106
Marten Transport a,b	4,050	69,215
Pacific CMA a	200,000	90,000
Patriot Transportation Holding a	3,000	226,680
Universal Truckload Services a	134,200	3,485,174
Vitran Corporation Cl. A a	8,000	148,000

		6,945,231

Other Industrial Services - 0.4%
Landauer	21,300	1,080,975
Team a	2,200	55,132

		1,136,107

Total		39,650,014

Natural Resources - 8.6%
Energy Services - 3.6%
Calfrac Well Services	1,000	19,548
Carbo Ceramics	18,750	675,563
Conrad Industries a	154,000	592,900
Dawson Geophysical a	2,400	71,280
Dril-Quip a	27,500	1,861,200
Enerflex Systems	1,900	46,746
Gulf Island Fabrication	45,400	1,184,486
GulfMark Offshore a,b	65,200	2,075,968
Input/Output a	43,500	431,955
Pason Systems	222,400	3,139,765
StealthGas	4,900	61,201
TGC Industries a	11,280	92,496
Valley National Gases a	30,100	751,597
Willbros Group a,b	35,900	560,758

		11,565,463

Oil and Gas - 1.6%
Bonavista Energy Trust	69,700	2,012,897
CE Franklin a,b	56,210	631,238
Contango Oil & Gas Company a,b	10,000	118,300
Edge Petroleum a	2,000	32,940
Exploration Company of Delaware a,b	5,500	52,635
Nuvista Energy a	121,000	1,312,029
Particle Drilling Technologies a	8,000	20,720
PetroCorp a,c	104,200	0
Pioneer Drilling Company a	7,500	96,300
Savanna Energy Services a	2,500	40,930
Storm Cat Energy a,b	198,770	323,995
VAALCO Energy a,b	39,700	285,046

		4,927,030

Precious Metals and Mining - 2.1%
Aurizon Mines a	237,000	628,050
Brush Engineered Materials a,b	15,500	385,485
Cumberland Resources a	220,000	1,163,800
Gammon Lake Resources a	85,236	974,247
Gold Reserve a	14,000	57,260
Golden Star Resources a,b	168,100	458,913
Metallica Resources a	281,300	869,217
Minefinders Corporation a	116,000	1,059,080
Nevsun Resources a,b	5,000	13,778
Northern Orion Resources a	51,400	200,460
Northgate Minerals a	270,000	864,000
Spur Ventures a	44,100	28,407

		6,702,697

Real Estate - 0.4%
HomeFed Corporation	11,352	760,584
Kennedy-Wilson a	21,500	407,425

		1,168,009

Other Natural Resources - 0.9%
PICO Holdings a	55,700	1,813,035
Pope Resources L.P.	33,000	1,063,920

		2,876,955

Total		27,240,154

Technology - 24.1%
Aerospace and Defense - 2.3%
Allied Defense Group (The) a	63,560	1,045,562
Astronics Corporation a	26,400	415,800
Axsys Technologies a,b	6,400	108,800
Ducommun a	72,100	1,345,386
HEICO Corporation	41,600	1,426,880
HEICO Corporation Cl. A	24,160	701,848
Integral Systems	47,100	1,472,346
SIFCO Industries a	45,800	192,360
TVI Corporation a,b	253,690	535,286

		7,244,268

Components and Systems - 3.6%
AZZ a	41,600	1,518,400
Advanced Photonix Cl. A a	117,900	200,430
CSP a	122,581	1,054,197
DDi Corporation a,b	70,947	549,130
Dalsa Corporation a	5,000	62,626
Dot Hill Systems a,b	2,000	7,800
Excel Technology a	90,900	2,689,731
Giga-tronics a	3,200	4,544
International DisplayWorks a,b	17,000	108,290
Metrologic Instruments a,b	2,900	52,664
Mobility Electronics a,b	11,000	61,160
MOCON	15,600	150,696
Neoware a,b	33,700	457,983
On Track Innovations a,b	51,600	387,000
Performance Technologies a	126,850	862,580
Richardson Electronics	86,100	777,483
Rimage Corporation a	20,000	448,400
TTM Technologies a,b	120,700	1,412,190
TransAct Technologies a	78,600	699,540
Zomax a	20,000	40,800

		11,545,644

Distribution - 0.7%
Agilysys	90,000	1,263,600
Bell Industries a	85,700	256,243
Jaco Electronics a	29,000	105,270
Nu Horizons Electronics a,b	40,000	509,600
PC Mall a	6,000	43,140
Pomeroy IT Solutions a	6,900	56,442

		2,234,295

Internet Software and Services - 3.2%
Answers Corporation a,b	4,100	44,690
CMGI a,b	1,595,000	1,690,700
Digitas a,b	88,840	854,641
EDGAR Online a,b	38,700	140,868
eResearch Technology a,b	165,000	1,338,150
iGATE Corporation a,b	273,400	1,350,596
Inforte Corporation a	11,400	47,082
Jupitermedia Corporation a,b	355,800	3,081,228
LookSmart a	4,000	11,760
MIVA a,b	10,000	33,000
NIC a,b	26,800	138,020
Packeteer a	7,200	61,992
PFSweb a	7,242	5,069
Stamps.com a	21,200	404,072
Stellent	15,000	162,600
Varsity Group a,b	150,400	574,528
Web.com a	61,500	255,840

		10,194,836

IT Services - 5.3%
CIBER a,b	182,662	1,211,049
Cogent Communications Group a,b	32,500	376,675
Computer Task Group a	381,100	1,516,778
Covansys Corporation a,b	172,500	2,956,650
Diamond Management & Technology Consultants a,b	138,100	1,538,434
Forrester Research a	101,500	2,670,465
Rainmaker Systems a,b	2,000	11,440
Sapient Corporation a,b	500,000	2,725,000
Syntel	54,300	1,229,895
TriZetto Group (The) a,b	182,300	2,760,022

		16,996,408

Semiconductors and Equipment - 1.6%
California Micro Devices a	66,400	338,640
Cascade Microtech a,b	48,000	598,080
Catalyst Semiconductor a	9,200	31,096
ESS Technology a	25,000	23,250
Electroglas a,b	281,700	771,858
Exar Corporation a	41,208	547,654
Integrated Silicon Solution a,b	15,000	83,700
Intevac a,b	40,550	681,240
Kopin Corporation a,b	5,400	18,090
Jinpan International	58,050	649,579
MIPS Technologies a,b	10,000	67,500
Nextest Systems a,b	3,200	42,112
PDF Solutions a,b	29,000	317,840
Photronics a,b	29,750	420,368
QuickLogic Corporation a	20,000	70,800
Semitool a,b	25,500	263,670
White Electronic Designs a	10,000	49,700

		4,975,177

Software - 4.6%
Aladdin Knowledge Systems a	27,300	460,005
Altiris a	3,500	73,815
Applix a	20,000	180,200
AsiaInfo Holdings a	50,000	225,000
Descartes Systems Group (The) a	56,500	221,480
DocuCorp International a	81,900	638,820
Evans & Sutherland Computer a	77,400	348,300
Fundtech a	55,000	542,300
ILOG ADR a	35,000	421,750
Indus International a	164,500	412,895
InterVideo a	4,600	58,604
iPass a,b	190,000	889,200
JDA Software Group a,b	59,500	917,490
Majesco Entertainment Company a	2,500	3,375
MapInfo a,b	5,000	64,150
McDATA Corporation Cl. A a,b	18,199	91,541
MetaSolv a	205,800	623,574
Moldflow Corporation a	7,500	89,325
MIND C.T.I.	20,000	52,200
Peerless Systems a,b	111,070	364,310
Pegasystems b	320,200	2,795,346
Pervasive Software a,b	22,500	86,400
Phase Forward a,b	43,000	513,420
SPSS a,b	41,800	1,042,074
SeaChange International a,b	5,000	44,450
TeleCommunication Systems Cl. A a,b	10,000	26,900
Transaction Systems Architects Cl. A a	100,100	3,435,432
Unica Corporation a	3,200	32,960

		14,655,316

Telecommunications - 2.8%
Anaren a	24,200	509,894
C-COR.net a	5,000	42,900
Captaris a	67,300	394,378
Catapult Communications a	5,000	41,800
Centillium Communications a	11,000	22,440
Channell Commercial a	5,000	15,350
Communications Systems	79,500	742,530
Comtech Group a,b	45,650	683,381
EFJ a,b	10,000	74,200
ECtel a,b	133,700	593,628
Globecomm Systems a	36,400	310,856
Hurray! Holding Company ADR a	10,100	63,125
Intervoice a,b	2,900	18,386
North Pittsburgh Systems	15,700	395,169
PC-Tel a	49,600	520,800
Radyne a	66,720	816,653
SpectraLink Corporation a	57,000	467,970
Symmetricom a,b	24,782	199,991
UCN a	120,000	282,000
ViaSat a	91,812	2,302,645
Zhone Technologies a,b	351,600	376,212

		8,874,308

Total		76,720,252

Miscellaneous (d) - 4.9%
Total		15,685,514

TOTAL COMMON STOCKS
(Cost $226,717,639)		337,237,375

PREFERRED STOCK - 0.6%
Seneca Foods Conv. a	75,409	1,809,816

TOTAL PREFERRED STOCK
(Cost $943,607)		1,809,816

REPURCHASE AGREEMENTS - 12.4%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $19,428,254 (collateralized by obligations of various U.S. Government Agencies, valued at $19,906,290)
(Cost $19,420,000)		19,420,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $20,008,633 (collateralized by obligations of various U.S. Government Agencies, valued at $20,413,415)
(Cost $20,000,000)		20,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,420,000)		39,420,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 10.4%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.24%)
(Cost $33,189,470)	33,189,470

TOTAL INVESTMENTS - 129.6%
(Cost $300,270,716)	411,656,661

LIABILITIES LESS CASH AND OTHER ASSETS - (10.7)%	(33,951,417)

PREFERRED STOCK - (18.9)%	(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%	$317,705,244

a	Non-income producing.

b	A portion of these securities were on loan at September 30, 2006. Total market value of loaned securities at September 30, 2006 was $32,022,930.

c	Securities for which market quotations are no longer readily available represent 0.01% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

d	Includes securities first acquired in 2006 and less than 1% of net assets applicable to Common Stockholders.

At September 30, 2006, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2006:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/05	12/31/05	Purchases	Sales	Gain (Loss)	Income	9/30/06	9/30/06

Abigail Adams National Bancorp*	244,400	$3,421,624	–	$1,342,400	$(235,259)	$72,413

		$3,421,624			$(235,259)	$72,413

*	Not an Affiliated Company at September 30, 2006.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $301,051,024. At September 30, 2006, net unrealized appreciation for all securities was $110,605,637, consisting of aggregate gross unrealized appreciation of $126,664,880 and aggregate gross unrealized depreciation of $16,059,243. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)           The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 13, 2006

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 13, 2006